Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	445,850,166.98	28,062
Yield Supplement Overcollateralization Amount at 10/31/13	8,014,821.91	0

Receivables Balance at 10/31/13	453,864,988.89	28,062
Principal Payments	17,221,336.15	754
Defaulted Receivables	911,232.76	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	7,580,695.70	0

Pool Balance at 11/30/13	428,151,724.28	27,264

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	6,630,360.15	520
Past Due 61-90 days	1,674,955.56	123
Past Due 91 + days	264,271.10	17

Total	8,569,586.81	660

Total 31+ Delinquent as % Ending Pool Balance	2.00%

Recoveries	483,158.33

Aggregate Net Losses/(Gains)—November 2013	428,074.43

Overcollateralization Target Amount	19,266,827.59
Actual Overcollateralization	19,266,827.59

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	4.71%
Weighted Average Remaining Term	48.81

Flow of Funds	$ Amount
Collections	19,038,727.75
Advances	(951.23)
Investment Earnings on Cash Accounts	2,532.99
Servicing Fee	(378,220.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,662,088.69

Distributions of Available Funds
(1) Class A Interest	207,880.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,902,012.78
(7) Distribution to Certificateholders	1,539,526.29
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,662,088.69

Servicing Fee	378,220.82
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 11/15/13	425,786,909.47
Principal Paid	16,902,012.78
Note Balance @ 12/16/13	408,884,896.69

Class A-1
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-2
Note Balance @ 11/15/13	127,929,909.47
Principal Paid	16,902,012.78
Note Balance @ 12/16/13	111,027,896.69
Note Factor @ 12/16/13	50.9302278%

Class A-3
Note Balance @ 11/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	176,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-4
Note Balance @ 11/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	107,515,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	14,342,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	220,549.62
Total Principal Paid	16,902,012.78

Total Paid	17,122,562.40

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	45,841.55
Principal Paid	16,902,012.78

Total Paid to A-2 Holders	16,947,854.33

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3225084
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7157122

Total Distribution Amount	25.0382206

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2102823
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.5321687

Total A-2 Distribution Amount	77.7424510

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/13	79,983.56
Balance as of 11/30/13	79,032.33
Change	(951.23)

Reserve Account
Balance as of 11/15/13	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36